RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Due to related parties

In connection with the Acquisition of Safe-Pro USA, the Company agreed to assume a liability due to the former member of Safe-Pro USA, who is a current director of the Company, of $1,622,540. The Safe-Pro USA preacquisition members advanced funds to Safe-Pro USA for working capital purposes prior to the acquisition and during the 2024, 2023 and 2022 periods. Additionally, during 2024, 2023 and 2022, a company owned by the preacquisition members paid certain expenses and wages on behalf of the Company and was reimbursed for these expenses. These advances are non-interest bearing and are payable on demand but only from proceeds received from contracts the Bangladesh Ministry of Defense customer. During the nine months ended March 31, 2024, the Company repaid $18,434 of these advances and assumed liabilities. During the year ended December 31, 2023, the Company was advanced funds of $298,361 and repaid $793,458 of these advances and assumed liabilities. During the period from June 8, 2022 to December 31, 2022, the Company had advanced funds of $93,003 and repaid $814,892 of these advances and assumed liabilities. On March 31, 2024 and December 31, 2023, amounts due to the former member amounted to $387,120 and $405,554, respectively, which is included in due to related parties on the accompanying unaudited consolidated balance sheets. See Note 9 –Contingent amounts due to related parties.

On March 31, 2025, Mr. Borkar waived accrued salary in aggregate of $56,538, as due under his Employment Agreement and subsequent 4th Amendment to the Share Exchange Agreement. For the year ended December 31, 2024, approximately $32,308 was waived and was recorded as contributed capital as of March 31, 2025, see Note 8. For the three months ended March 31, 2025, approximately $24,231 was waived and recorded as an offset to wages on the Company’s unaudited condensed consolidated statement of operations. For the three months ended March 31, 2025, the accrued wages balance for Mr. Borkar was $10,508.

On March 31, 2025, a spouse of Mr. Borkar waived the accrued salary in aggregate of $56,538, as due under her Employment Agreement and subsequent 4th Amendment to the Share Exchange Agreement. For the year ended December 31, 2024, approximately $32,308 was waived and was recorded as contributed capital as of March 31, 2025, see Note 8. For the three months ended March 31, 2025, approximately $24,231 was waived and recorded as an offset to salary wages and payroll taxes on the Company’s unaudited condensed consolidated statement of operations. For the three months ended March 31, 2025, the accrued wages balance for the spouse of Mr. Borkar was $10,508.

For the three months ended March 31, 2025 and 2024, the Company recorded net wages of $27,692.28, for the spouse of Mr. Borkar.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

Related party purchases

During the three months ended March 31, 2025 and 2024, the Company purchased inventory and services from a company owned by the spouse of Mr. Borkar, in the amount of $4,599 and $0, respectively, which is included in cost of sales on the accompanying unaudited consolidated statements of operations.

NOTE 13 – RELATED PARTY TRANSACTIONS

Due to related parties

In connection with the Acquisition of Safe-Pro USA, the Company agreed to assume a liability due to the former member of Safe-Pro USA, who is a current director of the Company, of $1,622,540. The Safe-Pro USA preacquisition members advanced funds to Safe-Pro USA for working capital purposes prior to the acquisition and during the 2024 and 2023 periods. Additionally, during 2024 and 2023, a company owned by the preacquisition members paid certain expenses and wages on behalf of the Company and was reimbursed for these expenses. These advances are non-interest bearing and are payable on demand but only from proceeds received from contracts the Bangladesh Ministry of Defense customer. During the year ended December 31, 2024, the Company repaid $20,654 of these advances and assumed liabilities. During the year ended December 31, 2023, the Company was advanced funds of $298,361 and repaid $793,458 of these advances and assumed liabilities. On December 31, 2024 and 2023, amounts due to the former member amounted to $382,516 and $405,554, respectively, which is included in due to related parties on the accompanying consolidated balance sheets. See Note 11 – Contingencies for contingent amounts due to related parties.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

For the year ended December 31, 2024, the Company recorded related party accrued wages of $39,105 for Mr. Borkar, the President of Safe-Pro USA and an additional $39,107 accrued wages as recorded in accrued expenses for his spouse, who is also employed by the Company as Vice President of Safe-Pro USA. For the years ended December 31, 2024 and 2023, total wages for the spouse of the President of Safe-Pro USA were $159,107 and $112,950, respectively.

Production expenses – related party

During the years ended December 31, 2024 and 2023, the Company incurred production supplies and services from a company owned by the spouse of Mr. Borkar, American Protection Works in the amount of $18,765 and $22,730, respectively, which is included in cost of sales on the accompanying consolidated statements of operations.

Contributed services

During the year ended December 31, 2024 and 2023, Mr. Erdberg and Mr. Todd agreed to forgive aggregate salary of $0 and $210,000, respectively, which has been recorded as contributed capital as presented on the consolidated statement of shareholders’ equity.